Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Text Block [Line Items]
Schedule of changes in equity

	2021	2020
Ordinary shares issued and fully paid as at January 1	54,553,972	53,863,810

Share buy-back during the year	(691,884)	—
Issued during the period	2,991,877	690,162

Ordinary shares issued and fully paid as at December 31	56,853,965	54,553,972

Parent [member]
Text Block [Line Items]
Schedule of changes in equity

2021
€
Ordinary shares issued and fully paid as at March 29	—

Issued during the period	—

Ordinary shares issued and fully paid as at December 31	—